Accounts Receivable, Net (Details Textual) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Accounts Receivable, Net (Textual)
Unbilled accounts receivable included in trade accounts receivable	$ 934,687	$ 263,434